Geographic Information	12 Months Ended
Dec. 31, 2012
Geographic Information [Abstract]
Geographic Information
Note 19 - Geographic Information

Substantially all fixed assets are located in Israel and substantially all revenues are derived from shipments to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
China and Hong Kong	25,008	34,113	33,614
Korea	17,004	23,233	16,621
Asia- Other	10,739	7,487	11,089
United States	9,482	11,699	10,075
Taiwan	11,292	16,458	7,862
Western Europe	6,998	6,956	4,033
Japan	2,370	4,618	3,270
Rest of the world	1,654	2,464	1,216

	84,547	107,028	87,780